Quarterly Holdings Report
for

Fidelity® Series Large Cap Growth Index Fund

July 31, 2019

CGI-QTLY-0919
1.9891258.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 11.7%
Diversified Telecommunication Services - 0.1%
Zayo Group Holdings, Inc. (a)	4,110	$138,630
Entertainment - 1.4%
Activision Blizzard, Inc.	763	37,189
Electronic Arts, Inc. (a)	4,858	449,365
Live Nation Entertainment, Inc. (a)	2,352	169,485
Netflix, Inc. (a)	7,691	2,484,116
Spotify Technology SA (a)	2,151	333,276
Take-Two Interactive Software, Inc. (a)	946	115,904
The Madison Square Garden Co. (a)	34	9,861
World Wrestling Entertainment, Inc. Class A	760	55,313
Zynga, Inc. (a)	3,442	21,960
		3,676,469
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A (a)	5,485	6,681,827
Class C (a)	5,533	6,731,890
Facebook, Inc. Class A (a)	43,642	8,476,586
IAC/InterActiveCorp (a)	788	188,371
Match Group, Inc.	970	73,031
TripAdvisor, Inc. (a)	1,698	74,967
Twitter, Inc. (a)	13,734	581,086
		22,807,758
Media - 1.3%
Altice U.S.A., Inc. Class A (a)	5,992	154,654
AMC Networks, Inc. Class A (a)	819	43,718
Cable One, Inc.	79	96,127
CBS Corp. Class B	5,422	279,287
Charter Communications, Inc. Class A (a)	1,713	660,156
Comcast Corp. Class A	38,653	1,668,650
Fox Corp.:
Class A	634	23,661
Class B	294	10,937
Interpublic Group of Companies, Inc.	668	15,311
Nexstar Broadcasting Group, Inc. Class A	611	62,181
Omnicom Group, Inc.	2,113	169,505
Sinclair Broadcast Group, Inc. Class A	1,071	53,818
Sirius XM Holdings, Inc.	25,739	161,126
The New York Times Co. Class A	567	20,231
		3,419,362
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	2,982	237,755

TOTAL COMMUNICATION SERVICES		30,279,974

CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.0%
Aptiv PLC	321	28,136
Automobiles - 0.2%
Tesla, Inc. (a)	2,564	619,488
Distributors - 0.1%
LKQ Corp. (a)	828	22,298
Pool Corp.	700	132,559
		154,857
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,044	158,761
Grand Canyon Education, Inc. (a)	82	8,919
H&R Block, Inc.	577	15,977
Service Corp. International	1,189	54,860
ServiceMaster Global Holdings, Inc. (a)	401	21,345
		259,862
Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc. (a)	466	370,717
Choice Hotels International, Inc.	270	23,169
Darden Restaurants, Inc.	2,240	272,294
Domino's Pizza, Inc.	746	182,419
Dunkin' Brands Group, Inc.	1,398	112,064
Hilton Grand Vacations, Inc. (a)	233	7,619
Hilton Worldwide Holdings, Inc.	5,236	505,536
Las Vegas Sands Corp.	2,968	179,386
Marriott International, Inc. Class A	5,059	703,505
McDonald's Corp.	2,255	475,174
MGM Mirage, Inc.	834	25,037
Norwegian Cruise Line Holdings Ltd. (a)	812	40,145
Planet Fitness, Inc. (a)	1,543	121,372
Six Flags Entertainment Corp.	138	7,291
Starbucks Corp.	22,115	2,094,069
Vail Resorts, Inc.	652	160,731
Wendy's Co.	3,483	63,356
Wyndham Hotels & Resorts, Inc.	530	29,972
Wynn Resorts Ltd.	1,474	191,723
Yum China Holdings, Inc.	5,324	242,242
Yum! Brands, Inc.	4,962	558,324
		6,366,145
Household Durables - 0.2%
Lennar Corp.:
Class A	2,089	99,374
Class B	122	4,636
NVR, Inc. (a)	58	193,960
Roku, Inc. Class A (a)	1,493	154,272
Tempur Sealy International, Inc. (a)	854	68,508
		520,750
Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (a)	7,553	14,099,789
eBay, Inc.	15,058	620,239
Etsy, Inc. (a)	2,177	145,903
Expedia, Inc.	2,190	290,701
GrubHub, Inc. (a)	1,660	112,266
The Booking Holdings, Inc. (a)	789	1,488,535
Wayfair LLC Class A (a)	1,121	147,030
		16,904,463
Leisure Products - 0.2%
Hasbro, Inc.	2,111	255,769
Mattel, Inc. (a)	4,405	64,313
Polaris Industries, Inc.	929	87,948
		408,030
Multiline Retail - 0.4%
Dollar General Corp.	4,451	596,523
Dollar Tree, Inc. (a)	2,330	237,078
Nordstrom, Inc.	1,915	63,406
Ollie's Bargain Outlet Holdings, Inc. (a)	941	79,693
Target Corp.	493	42,595
		1,019,295
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	306	46,096
AutoZone, Inc. (a)	452	507,614
Best Buy Co., Inc.	833	63,749
Burlington Stores, Inc. (a)	1,190	215,093
CarMax, Inc. (a)	1,428	125,321
Carvana Co. Class A (a)	737	46,844
Five Below, Inc. (a)	996	116,990
Floor & Decor Holdings, Inc. Class A (a)	1,271	49,760
IAA Spinco, Inc. (a)	2,197	102,710
L Brands, Inc.	666	17,283
Lowe's Companies, Inc.	14,549	1,475,269
O'Reilly Automotive, Inc. (a)	1,406	535,349
Ross Stores, Inc.	6,558	695,345
The Home Depot, Inc.	11,470	2,451,024
TJX Companies, Inc.	22,155	1,208,777
Tractor Supply Co.	2,196	238,947
Ulta Beauty, Inc. (a)	1,028	359,029
Williams-Sonoma, Inc.	268	17,870
		8,273,070
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	1,100	39,149
Carter's, Inc.	370	34,417
Columbia Sportswear Co.	364	38,577
Hanesbrands, Inc.	5,012	80,643
lululemon athletica, Inc. (a)	2,152	411,226
NIKE, Inc. Class B	22,517	1,937,138
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	886	33,615
Under Armour, Inc.:
Class A (sub. vtg.) (a)	2,396	55,276
Class C (non-vtg.) (a)	2,136	43,446
VF Corp.	5,601	489,471
		3,162,958

TOTAL CONSUMER DISCRETIONARY		37,717,054

CONSUMER STAPLES - 4.7%
Beverages - 2.3%
Brown-Forman Corp.:
Class A	705	37,619
Class B (non-vtg.)	3,070	168,267
Monster Beverage Corp. (a)	7,044	454,127
PepsiCo, Inc.	21,485	2,745,998
The Coca-Cola Co.	47,737	2,512,398
		5,918,409
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	172	27,849
Costco Wholesale Corp.	8,023	2,211,379
Sprouts Farmers Market LLC (a)	1,033	17,489
Sysco Corp.	8,692	596,010
		2,852,727
Food Products - 0.3%
Campbell Soup Co.	1,697	70,154
Kellogg Co.	1,708	99,440
Lamb Weston Holdings, Inc.	725	48,662
McCormick & Co., Inc. (non-vtg.)	1,448	229,566
Pilgrim's Pride Corp. (a)	351	9,498
Post Holdings, Inc. (a)	509	54,575
The Hershey Co.	2,301	349,154
TreeHouse Foods, Inc. (a)	175	10,385
		871,434
Household Products - 0.4%
Church & Dwight Co., Inc.	4,486	338,424
Clorox Co.	1,893	307,802
Procter & Gamble Co.	2,624	309,737
		955,963
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	3,919	721,841
Herbalife Nutrition Ltd. (a)	287	11,773
		733,614
Tobacco - 0.3%
Altria Group, Inc.	16,664	784,374

TOTAL CONSUMER STAPLES		12,116,521

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Anadarko Petroleum Corp.	2,397	176,563
Cabot Oil & Gas Corp.	4,738	90,780
Cheniere Energy, Inc. (a)	2,435	158,640
Diamondback Energy, Inc.	637	65,885
Equitrans Midstream Corp.	387	6,420
ONEOK, Inc.	2,381	166,860
Parsley Energy, Inc. Class A (a)	2,865	47,530
Pioneer Natural Resources Co.	1,295	178,762
		891,440
FINANCIALS - 3.2%
Banks - 0.1%
CIT Group, Inc.	147	7,431
Comerica, Inc.	175	12,810
First Republic Bank	561	55,741
Signature Bank	472	60,161
SVB Financial Group (a)	72	16,702
Synovus Financial Corp.	210	8,016
Western Alliance Bancorp.	191	9,443
		170,304
Capital Markets - 1.6%
Ameriprise Financial, Inc.	344	50,055
Cboe Global Markets, Inc.	510	55,748
Charles Schwab Corp.	13,057	564,324
E*TRADE Financial Corp.	840	40,984
Evercore, Inc. Class A	270	23,320
FactSet Research Systems, Inc.	682	189,119
Interactive Brokers Group, Inc.	367	18,812
IntercontinentalExchange, Inc.	4,034	354,427
Lazard Ltd. Class A	744	28,800
LPL Financial	1,510	126,644
MarketAxess Holdings, Inc.	672	226,491
Moody's Corp.	2,995	641,948
Morningstar, Inc.	366	55,625
MSCI, Inc.	1,499	340,633
Raymond James Financial, Inc.	547	44,126
S&P Global, Inc.	4,488	1,099,336
SEI Investments Co.	1,145	68,231
T. Rowe Price Group, Inc.	1,200	136,068
TD Ameritrade Holding Corp.	4,315	220,497
Virtu Financial, Inc. Class A	377	8,173
		4,293,361
Consumer Finance - 0.5%
American Express Co.	6,966	866,361
Credit Acceptance Corp. (a)	166	79,353
Discover Financial Services	2,058	184,685
Synchrony Financial	3,386	121,490
		1,251,889
Diversified Financial Services - 0.0%
Voya Financial, Inc.	185	10,391
Insurance - 1.0%
Alleghany Corp. (a)	27	18,515
Aon PLC	4,357	824,562
Arch Capital Group Ltd. (a)	971	37,568
Arthur J. Gallagher & Co.	726	65,652
Athene Holding Ltd. (a)	1,079	44,088
Axis Capital Holdings Ltd.	152	9,678
Brown & Brown, Inc.	248	8,911
Erie Indemnity Co. Class A	308	68,613
Everest Re Group Ltd.	214	52,781
Kemper Corp.	212	18,660
Markel Corp. (a)	21	23,393
Marsh & McLennan Companies, Inc.	8,124	802,651
Primerica, Inc.	540	66,253
Progressive Corp.	3,480	281,810
RenaissanceRe Holdings Ltd.	289	52,352
The Travelers Companies, Inc.	769	112,751
		2,488,238
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. (a)	144	46,446

TOTAL FINANCIALS		8,260,629

HEALTH CARE - 14.2%
Biotechnology - 3.2%
AbbVie, Inc.	26,999	1,798,673
Agios Pharmaceuticals, Inc. (a)	103	4,955
Alexion Pharmaceuticals, Inc. (a)	2,978	337,378
Alnylam Pharmaceuticals, Inc. (a)	1,614	125,230
Amgen, Inc.	10,242	1,910,952
Biogen, Inc. (a)	1,209	287,524
BioMarin Pharmaceutical, Inc. (a)	3,254	258,107
Celgene Corp. (a)	12,830	1,178,564
Exact Sciences Corp. (a)	2,331	268,321
Exelixis, Inc. (a)	2,274	48,368
Gilead Sciences, Inc.	3,348	219,361
Incyte Corp. (a)	3,240	275,141
Ionis Pharmaceuticals, Inc. (a)	2,333	153,651
Moderna, Inc.	444	5,816
Neurocrine Biosciences, Inc. (a)	1,645	158,562
Regeneron Pharmaceuticals, Inc. (a)	305	92,952
Sage Therapeutics, Inc. (a)	919	147,352
Sarepta Therapeutics, Inc. (a)	1,286	191,421
Seattle Genetics, Inc. (a)	1,987	150,436
Vertex Pharmaceuticals, Inc. (a)	4,679	779,615
		8,392,379
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	13,623	1,186,563
Abiomed, Inc. (a)	808	225,076
Align Technology, Inc. (a)	1,442	301,493
Baxter International, Inc.	4,137	347,384
Becton, Dickinson & Co.	414	104,659
Boston Scientific Corp. (a)	25,349	1,076,319
Cantel Medical Corp.	391	36,081
Danaher Corp.	603	84,722
DexCom, Inc. (a)	1,650	258,836
Edwards Lifesciences Corp. (a)	3,788	806,276
Hill-Rom Holdings, Inc.	644	68,676
Hologic, Inc. (a)	3,902	199,978
ICU Medical, Inc. (a)	109	27,734
IDEXX Laboratories, Inc. (a)	1,549	436,895
Insulet Corp. (a)	1,082	133,021
Intuitive Surgical, Inc. (a)	2,091	1,086,295
Masimo Corp. (a)	859	135,593
Penumbra, Inc. (a)	570	95,532
ResMed, Inc.	2,588	333,076
STERIS PLC	91	13,546
Stryker Corp.	6,263	1,313,852
Teleflex, Inc.	842	286,061
The Cooper Companies, Inc.	123	41,500
Varian Medical Systems, Inc. (a)	1,657	194,482
West Pharmaceutical Services, Inc.	1,008	138,368
		8,932,018
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	2,765	240,970
Anthem, Inc.	1,371	403,910
Centene Corp. (a)	6,230	324,521
Chemed Corp.	283	114,725
Cigna Corp.	2,078	353,094
Encompass Health Corp.	923	58,924
Guardant Health, Inc.	599	56,300
HCA Holdings, Inc.	2,939	392,386
Henry Schein, Inc. (a)	352	23,422
Humana, Inc.	1,055	313,071
Laboratory Corp. of America Holdings (a)	111	18,595
McKesson Corp.	393	54,607
Molina Healthcare, Inc. (a)	883	117,245
UnitedHealth Group, Inc.	17,258	4,297,415
Wellcare Health Plans, Inc. (a)	827	237,556
		7,006,741
Health Care Technology - 0.4%
Cerner Corp.	5,908	423,308
Medidata Solutions, Inc. (a)	1,084	99,045
Veeva Systems, Inc. Class A (a)	2,326	385,883
		908,236
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	568	39,425
Bio-Techne Corp.	683	143,532
Bruker Corp.	1,861	89,049
Charles River Laboratories International, Inc. (a)	876	117,857
Illumina, Inc. (a)	2,678	801,740
IQVIA Holdings, Inc. (a)	1,399	222,679
Mettler-Toledo International, Inc. (a)	446	337,511
PerkinElmer, Inc.	452	38,926
PRA Health Sciences, Inc. (a)	1,064	106,304
Thermo Fisher Scientific, Inc.	4,959	1,377,015
Waters Corp. (a)	1,254	264,042
		3,538,080
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	12,237	543,445
Eli Lilly & Co.	15,703	1,710,842
Horizon Pharma PLC (a)	393	9,782
Jazz Pharmaceuticals PLC (a)	893	124,466
Johnson & Johnson	7,324	953,731
Merck & Co., Inc.	44,592	3,700,690
Nektar Therapeutics (a)	478	13,604
Zoetis, Inc. Class A	8,742	1,004,368
		8,060,928

TOTAL HEALTH CARE		36,838,382

INDUSTRIALS - 9.7%
Aerospace & Defense - 3.1%
BWX Technologies, Inc.	1,317	70,999
General Dynamics Corp.	319	59,315
Harris Corp.	2,026	420,598
HEICO Corp.	692	94,631
HEICO Corp. Class A	1,418	149,443
Hexcel Corp.	1,413	115,527
Huntington Ingalls Industries, Inc.	586	133,784
Lockheed Martin Corp.	4,515	1,635,198
Northrop Grumman Corp.	2,889	998,352
Raytheon Co.	3,163	576,583
Spirit AeroSystems Holdings, Inc. Class A	1,683	129,322
The Boeing Co.	9,664	3,297,164
TransDigm Group, Inc. (a)	729	353,886
		8,034,802
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,867	156,324
Expeditors International of Washington, Inc.	2,211	168,810
United Parcel Service, Inc. Class B	12,745	1,522,645
XPO Logistics, Inc. (a)	991	66,873
		1,914,652
Airlines - 0.2%
Alaska Air Group, Inc.	1,030	65,261
American Airlines Group, Inc.	750	22,883
Delta Air Lines, Inc.	2,135	130,320
JetBlue Airways Corp. (a)	492	9,461
Southwest Airlines Co.	5,288	272,491
United Continental Holdings, Inc. (a)	950	87,315
		587,731
Building Products - 0.2%
A.O. Smith Corp.	423	19,225
Allegion PLC	1,283	132,842
Armstrong World Industries, Inc.	911	89,014
Fortune Brands Home & Security, Inc.	828	45,490
Lennox International, Inc.	588	150,810
		437,381
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,553	404,463
Copart, Inc. (a)	3,596	278,798
KAR Auction Services, Inc.	2,254	60,272
Republic Services, Inc.	254	22,517
Rollins, Inc.	2,638	88,452
Waste Management, Inc.	6,055	708,435
		1,562,937
Construction & Engineering - 0.0%
Quanta Services, Inc.	603	22,564
Electrical Equipment - 0.4%
Acuity Brands, Inc.	195	26,173
AMETEK, Inc.	3,282	294,100
Emerson Electric Co.	994	64,491
Fortive Corp.	1,233	93,770
Hubbell, Inc. Class B	557	72,343
Rockwell Automation, Inc.	2,144	344,712
Sensata Technologies, Inc. PLC (a)	1,247	59,145
		954,734
Industrial Conglomerates - 1.0%
3M Co.	7,809	1,364,388
Carlisle Companies, Inc.	883	127,337
Honeywell International, Inc.	6,477	1,117,023
Roper Technologies, Inc.	296	107,640
		2,716,388
Machinery - 1.3%
Allison Transmission Holdings, Inc.	2,072	95,208
Caterpillar, Inc.	783	103,098
Deere & Co.	636	105,353
Donaldson Co., Inc.	2,315	115,634
Dover Corp.	1,148	111,184
Flowserve Corp.	527	26,366
Graco, Inc.	2,998	144,144
IDEX Corp.	686	115,399
Illinois Tool Works, Inc.	5,920	913,042
Ingersoll-Rand PLC	4,133	511,087
Lincoln Electric Holdings, Inc.	1,023	86,464
Middleby Corp. (a)	1,008	135,455
Nordson Corp.	946	134,010
Toro Co.	1,924	140,106
WABCO Holdings, Inc. (a)	775	102,618
Wabtec Corp.	827	64,241
Woodward, Inc.	809	90,640
Xylem, Inc.	3,258	261,585
		3,255,634
Professional Services - 0.7%
CoStar Group, Inc. (a)	656	403,702
Equifax, Inc.	1,855	258,012
IHS Markit Ltd. (a)	4,541	292,531
Nielsen Holdings PLC	828	19,176
Robert Half International, Inc.	2,101	126,921
TransUnion Holding Co., Inc.	3,407	282,066
Verisk Analytics, Inc.	2,912	441,809
		1,824,217
Road & Rail - 1.2%
CSX Corp.	5,056	355,942
Genesee & Wyoming, Inc. Class A (a)	181	19,876
J.B. Hunt Transport Services, Inc.	494	50,571
Landstar System, Inc.	673	74,885
Lyft, Inc.	66	4,017
Norfolk Southern Corp.	639	122,126
Old Dominion Freight Lines, Inc.	517	86,329
Uber Technologies, Inc.	363	15,297
Union Pacific Corp.	12,925	2,325,854
		3,054,897
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	136	5,683
Fastenal Co.	9,418	290,074
United Rentals, Inc. (a)	1,012	128,069
W.W. Grainger, Inc.	809	235,443
		659,269

TOTAL INDUSTRIALS		25,025,206

INFORMATION TECHNOLOGY - 37.5%
Communications Equipment - 2.0%
Arista Networks, Inc. (a)	1,081	295,599
Cisco Systems, Inc.	80,457	4,457,318
F5 Networks, Inc. (a)	1,005	147,454
Motorola Solutions, Inc.	2,221	368,597
Ubiquiti Networks, Inc.	281	36,173
		5,305,141
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	5,315	495,996
CDW Corp.	2,642	312,179
Cognex Corp.	2,981	131,194
Corning, Inc.	4,438	136,469
Dell Technologies, Inc. (a)	1,998	115,365
Dolby Laboratories, Inc. Class A	156	10,624
FLIR Systems, Inc.	211	10,478
IPG Photonics Corp. (a)	47	6,157
Jabil, Inc.	596	18,404
Keysight Technologies, Inc. (a)	3,421	306,248
National Instruments Corp.	133	5,554
Trimble, Inc. (a)	801	33,850
Zebra Technologies Corp. Class A (a)	975	205,618
		1,788,136
IT Services - 9.6%
Accenture PLC Class A	11,640	2,241,631
Akamai Technologies, Inc. (a)	2,675	235,748
Alliance Data Systems Corp.	89	13,966
Automatic Data Processing, Inc.	7,945	1,323,001
Booz Allen Hamilton Holding Corp. Class A	2,487	170,981
Broadridge Financial Solutions, Inc.	2,104	267,460
Cognizant Technology Solutions Corp. Class A	825	53,741
CoreLogic, Inc. (a)	84	3,828
Elastic NV	658	65,030
EPAM Systems, Inc. (a)	946	183,325
Euronet Worldwide, Inc. (a)	913	142,346
Fidelity National Information Services, Inc.	6,814	907,966
Fiserv, Inc. (a)	10,294	1,085,296
FleetCor Technologies, Inc. (a)	1,555	441,884
Gartner, Inc. (a)	1,592	221,813
Genpact Ltd.	2,957	117,334
Global Payments, Inc.	2,857	479,747
GoDaddy, Inc. (a)	3,201	234,889
IBM Corp.	9,796	1,452,159
Jack Henry & Associates, Inc.	1,232	172,110
MasterCard, Inc. Class A	16,395	4,463,867
MongoDB, Inc. Class A (a)	419	60,009
Okta, Inc. (a)	1,864	243,867
Paychex, Inc.	5,857	486,424
PayPal Holdings, Inc. (a)	21,456	2,368,742
Sabre Corp.	896	21,065
Square, Inc. (a)	6,070	488,089
Switch, Inc. Class A	1,092	14,818
The Western Union Co.	1,756	36,876
Total System Services, Inc.	3,190	432,947
Twilio, Inc. Class A (a)	2,105	292,827
VeriSign, Inc. (a)	1,320	278,639
Visa, Inc. Class A	31,773	5,655,594
WEX, Inc. (a)	783	170,749
		24,828,768
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)	18,279	556,596
Analog Devices, Inc.	897	105,362
Applied Materials, Inc.	9,272	457,759
Broadcom, Inc.	7,054	2,045,589
Cree, Inc. (a)	149	9,265
Entegris, Inc.	2,445	106,382
KLA-Tencor Corp.	2,950	402,144
Lam Research Corp.	2,398	500,247
Maxim Integrated Products, Inc.	1,856	109,857
Microchip Technology, Inc.	1,189	112,265
Monolithic Power Systems, Inc.	761	112,750
NVIDIA Corp.	10,653	1,797,374
Qualcomm, Inc.	22,205	1,624,518
Skyworks Solutions, Inc.	161	13,730
Teradyne, Inc.	3,114	173,543
Texas Instruments, Inc.	17,122	2,140,421
Universal Display Corp.	778	164,220
Versum Materials, Inc.	1,975	102,661
Xilinx, Inc.	4,640	529,934
		11,064,617
Software - 13.8%
2U, Inc. (a)	383	4,902
Adobe, Inc. (a)	8,894	2,658,061
Alteryx, Inc. Class A (a)	819	96,265
Anaplan, Inc.	1,469	83,645
ANSYS, Inc. (a)	1,525	309,758
Aspen Technology, Inc. (a)	1,257	165,761
Atlassian Corp. PLC (a)	1,921	269,171
Autodesk, Inc. (a)	3,105	484,908
Avalara, Inc. (a)	749	61,029
Black Knight, Inc. (a)	2,616	165,645
Cadence Design Systems, Inc. (a)	5,080	375,463
CDK Global, Inc.	2,212	114,736
Ceridian HCM Holding, Inc. (a)	937	49,951
Citrix Systems, Inc.	2,033	191,590
Coupa Software, Inc. (a)	1,117	151,588
DocuSign, Inc. (a)	2,782	143,885
Dropbox, Inc. Class A (a)	3,807	89,693
Fair Isaac Corp. (a)	519	180,311
FireEye, Inc. (a)	3,712	55,680
Fortinet, Inc. (a)	2,610	209,609
Guidewire Software, Inc. (a)	1,486	151,691
HubSpot, Inc. (a)	725	129,572
Intuit, Inc.	4,546	1,260,651
Manhattan Associates, Inc. (a)	1,151	97,823
Microsoft Corp.	138,128	18,822,701
New Relic, Inc. (a)	834	77,704
Nutanix, Inc. Class A (a)	2,619	59,451
Oracle Corp.	41,951	2,361,841
Pagerduty, Inc.	187	8,265
Palo Alto Networks, Inc. (a)	1,680	380,587
Parametric Technology Corp. (a)	1,893	128,308
Paycom Software, Inc. (a)	900	216,675
Paylocity Holding Corp. (a)	604	61,662
Pegasystems, Inc.	704	53,222
Pluralsight, Inc. (a)	1,159	35,570
Proofpoint, Inc. (a)	1,000	126,200
RealPage, Inc. (a)	1,478	92,345
RingCentral, Inc. (a)	1,277	181,308
Salesforce.com, Inc. (a)	13,442	2,076,789
ServiceNow, Inc. (a)	3,352	929,811
Smartsheet, Inc. (a)	1,517	75,713
SolarWinds, Inc. (a)	240	4,301
Splunk, Inc. (a)	2,736	370,208
SS&C Technologies Holdings, Inc.	3,646	174,826
Synopsys, Inc. (a)	2,722	361,373
Tableau Software, Inc. (a)	1,385	234,799
Teradata Corp. (a)	2,077	76,060
The Trade Desk, Inc. (a)	691	181,947
Tyler Technologies, Inc. (a)	686	160,078
VMware, Inc. Class A	1,418	247,427
Workday, Inc. Class A (a)	2,912	582,342
Zendesk, Inc. (a)	1,970	164,613
Zscaler, Inc. (a)	1,106	93,203
		35,840,717
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	84,064	17,908,995
HP, Inc.	1,465	30,824
NCR Corp. (a)	2,126	71,880
NetApp, Inc.	4,507	263,614
Pure Storage, Inc. Class A (a)	4,023	60,908
		18,336,221

TOTAL INFORMATION TECHNOLOGY		97,163,600

MATERIALS - 1.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	571	130,342
Axalta Coating Systems Ltd. (a)	1,184	35,082
CF Industries Holdings, Inc.	407	20,171
Ecolab, Inc.	4,603	928,563
Element Solutions, Inc. (a)	1,611	16,142
NewMarket Corp.	109	45,955
PPG Industries, Inc.	1,395	163,759
RPM International, Inc.	401	27,200
Sherwin-Williams Co.	1,513	776,230
The Scotts Miracle-Gro Co. Class A	705	79,087
W.R. Grace & Co.	1,020	69,166
		2,291,697
Construction Materials - 0.2%
Eagle Materials, Inc.	703	58,194
Martin Marietta Materials, Inc.	357	88,447
Vulcan Materials Co.	2,195	303,678
		450,319
Containers & Packaging - 0.3%
Aptargroup, Inc.	472	57,121
Avery Dennison Corp.	1,428	164,034
Ball Corp.	6,028	430,881
Berry Global Group, Inc. (a)	943	42,482
Crown Holdings, Inc. (a)	1,352	86,542
Sealed Air Corp.	211	8,818
		789,878
Metals & Mining - 0.0%
Royal Gold, Inc.	386	44,178
Southern Copper Corp.	1,110	39,727
		83,905

TOTAL MATERIALS		3,615,799

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Homes 4 Rent Class A	2,053	49,703
American Tower Corp.	8,021	1,697,404
Americold Realty Trust	3,486	116,886
Brookfield Property REIT, Inc. Class A	1,754	33,870
Colony Capital, Inc.	486	2,746
CoreSite Realty Corp.	533	55,864
Crown Castle International Corp.	7,566	1,008,245
Equinix, Inc.	1,529	767,711
Equity Lifestyle Properties, Inc.	1,557	193,457
Extra Space Storage, Inc.	1,819	204,437
Iron Mountain, Inc.	594	17,470
Lamar Advertising Co. Class A	1,542	124,779
Outfront Media, Inc.	407	11,062
Public Storage	2,042	495,716
SBA Communications Corp. Class A	2,046	502,109
Simon Property Group, Inc.	4,960	804,512
Sun Communities, Inc.	378	50,202
UDR, Inc.	276	12,713
		6,148,886
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	2,207	116,993
Howard Hughes Corp. (a)	233	31,455
Jones Lang LaSalle, Inc.	101	14,715
		163,163

TOTAL REAL ESTATE		6,312,049

TOTAL COMMON STOCKS
(Cost $243,571,291)		258,220,654

Money Market Funds - 0.3%
Fidelity Cash Central Fund 2.43% (b)
(Cost $893,706)	893,528	893,706
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $244,464,997)		259,114,360
NET OTHER ASSETS (LIABILITIES) - 0.1%(c)		140,645
NET ASSETS - 100%		$259,255,005

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	7	Sept. 2019	$1,101,345	$10,666	$10,666

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $53,200 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,982
Total	$7,982

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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